FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets:
Short-term investments	$ 109,615
Bank deposits
Assets:
Short-term investments	36,308
Agency bonds
Assets:
Short-term investments	37,432
Fair Value, Recurring | Level 1
Assets:
Cash and cash equivalents	51,764
Short-term investments	0
Assets	51,764
Liabilities:
Warrant liability	1,912	$ 10,364
Liabilities	1,912	10,364
Total	49,852	(10,364)
Fair Value, Recurring | Level 1 | Warrant liability – Public warrants
Liabilities:
Warrant liability	1,912	10,364
Fair Value, Recurring | Level 1 | Warrant liability – Private warrants
Liabilities:
Warrant liability	0	0
Fair Value, Recurring | Level 1 | Bank deposits
Assets:
Short-term investments	0
Fair Value, Recurring | Level 1 | Agency bonds
Assets:
Short-term investments	0
Fair Value, Recurring | Level 1 | Municipal bonds
Assets:
Short-term investments	0
Fair Value, Recurring | Level 1 | Commercial paper
Assets:
Short-term investments	0
Fair Value, Recurring | Level 1 | Money market fund
Assets:
Cash and cash equivalents	51,764
Fair Value, Recurring | Level 2
Assets:
Cash and cash equivalents	0
Short-term investments	109,615
Assets	109,615
Liabilities:
Warrant liability		0
Liabilities	0	0
Total	109,615	0
Fair Value, Recurring | Level 2 | Warrant liability – Public warrants
Liabilities:
Warrant liability	0	0
Fair Value, Recurring | Level 2 | Warrant liability – Private warrants
Liabilities:
Warrant liability	0	0
Fair Value, Recurring | Level 2 | Bank deposits
Assets:
Short-term investments	36,308
Fair Value, Recurring | Level 2 | Agency bonds
Assets:
Short-term investments	37,432
Fair Value, Recurring | Level 2 | Municipal bonds
Assets:
Short-term investments	6,324
Fair Value, Recurring | Level 2 | Commercial paper
Assets:
Short-term investments	29,551
Fair Value, Recurring | Level 2 | Money market fund
Assets:
Cash and cash equivalents	0
Fair Value, Recurring | Level 3
Assets:
Cash and cash equivalents	0
Short-term investments	0
Assets	0
Liabilities:
Warrant liability	1,375	10,670
Liabilities	1,375	10,670
Total	(1,375)	(10,670)
Fair Value, Recurring | Level 3 | Warrant liability – Public warrants
Liabilities:
Warrant liability	0	0
Fair Value, Recurring | Level 3 | Warrant liability – Private warrants
Liabilities:
Warrant liability	1,375	$ 10,670
Fair Value, Recurring | Level 3 | Bank deposits
Assets:
Short-term investments	0
Fair Value, Recurring | Level 3 | Agency bonds
Assets:
Short-term investments	0
Fair Value, Recurring | Level 3 | Municipal bonds
Assets:
Short-term investments	0
Fair Value, Recurring | Level 3 | Commercial paper
Assets:
Short-term investments	0
Fair Value, Recurring | Level 3 | Money market fund
Assets:
Cash and cash equivalents	$ 0